UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central and Eastern Europe Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central and Eastern Europe Fund, Inc.

Schedule of Investments                                                                             as of January 31, 2019 (Unaudited)

	Shares	Value ($)
Russia 64.1%
Common Stocks
Banks 14.1%
Sberbank of Russia PJSC	2,400,000	7,986,708
Sberbank of Russia PJSC (ADR)	1,379,191	18,722,518
VTB Bank PJSC (GDR) (Registered)	512,869	648,779
		27,358,005
Chemicals 0.1%
Phosagro PJSC (GDR) (Registered)	6,319	86,065

Food & Staples Retailing 5.7%
Lenta Ltd. (GD) (Registered)*	375,000	1,241,250
Magnit PJSC (GDR) (Registered)	539,755	8,592,900
X5 Retail Group NV (GDR) (Registered)	45,000	1,186,200
		11,020,350
Interactive Media & Services 1.0%
Mail.ru Group Ltd. (GDR) (Registered)*	77,692	1,917,438

Metals & Mining 7.1%
Alrosa PJSC	1,320,000	1,986,890
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	100,000	862,000
MMC Norilsk Nickel PJSC (ADR)	440,000	9,152,000
Polyus PJSC (GDR) (Registered)	40,468	1,687,516
		13,688,406
Oil, Gas & Consumable Fuels 29.8%
Gazprom PAO (ADR)	3,398,242	16,583,999
Lukoil PJSC (ADR)	295,000	23,673,750
Novatek PJSC (GDR) (Registered)	52,440	9,622,740
Rosneft Oil Co PJSC (GDR) (Registered)	362,997	2,268,731
Tatneft PAO (ADR)	77,548	5,690,472
		57,839,692
Specialty Retail 0.7%
Detsky Mir PJSC	1,000,000	1,388,236

Wireless Telecommunication Services 3.5%
Mobile Telesystems PJSC (ADR)	800,000	6,832,000
Total Common Stocks (Cost $80,251,822)		120,130,192

Preferred Stocks
Oil, Gas & Consumable Fuels 2.1%
Surgutneftegas PJSC (Cost $3,903,980)	6,600,000	4,089,294
Total Preferred Stocks (Cost $3,903,980)		4,089,294
Total Russia (Cost $84,155,802)		124,219,486

Poland 12.7%
Common Stocks
Banks 3.6%
Alior Bank SA*	37,985	588,161
Bank Pekao SA	95,371	2,840,456
Powszechna Kasa Oszczednosci Bank Polski SA	336,090	3,575,849
		7,004,466
Diversified Telecommunication Services 1.6%
Orange Polska SA*	2,000,000	3,016,023

Electric Utilities 0.4%
PGE Polska Grupa Energetyczna SA*	267,719	855,028

Entertainment 1.3%
CD Projekt SA*	50,000	2,558,234

Insurance 3.6%
Powszechny Zaklad Ubezpieczen SA	581,735	6,996,172

Media 0.6%
Cyfrowy Polsat SA*	185,000	1,180,692

Metals & Mining 0.1%
KGHM Polska Miedz SA*	8,518	215,984

	Shares	Value ($)
Software 0.3%
Asseco Poland SA	40,000	517,032

Textiles, Apparel & Luxury Goods 0.5%
CCC SA	20,000	962,973

Wireless Telecommunication Services 0.7%
PLAY Communications SA 144A	210,000	1,289,350
Total Poland (Cost $24,417,050)		24,595,954

Hungary 8.9%
Common Stocks
Banks 2.5%
OTP Bank PLC	116,478	4,806,049

Diversified Telecommunication Services 0.8%
Magyar Telekom Telecommunications PLC (ADR)	909,194	1,537,539

Oil, Gas & Consumable Fuels 3.9%
MOL Hungarian Oil & Gas PLC	638,336	7,649,098

Pharmaceuticals 1.7%
Richter Gedeon Nyrt	150,000	3,200,755
Total Hungary (Cost $13,877,056)		17,193,441

Czech Republic 3.5%
Common Stocks
Banks 2.8%
Komercni banka AS	95,000	3,833,682
Moneta Money Bank AS 144A	451,988	1,540,113
		5,373,795
Electric Utilities 0.7%
CEZ AS	55,000	1,389,025
Total Czech Republic (Cost $7,295,340)		6,762,820

Turkey 2.0%
Common Stocks
Automobiles 0.6%
Tofas Turk Otomobil Fabrikasi AS	275,000	1,118,266

Health Care Provider & Services 0.8%
MLP Saglik Hizmetleri AS "B" 144A*	613,126	1,557,973

Metals & Mining 0.6%
Koza Anadolu Metal Madencilik Isletmeleri AS*	900,000	1,166,055
Total Turkey (Cost $3,523,315)		3,842,294

Cyprus 1.1%
Common Stocks
Banks 1.1%
TCS Group Holding PLC (GDR) (Registered) (Cost $1,864,125)	105,000	2,047,500

Austria 1.0%
Common Stocks
Oil, Gas & Consumable Fuels 1.0%
OMV AG (Cost $1,959,691)	40,000	1,992,234

Moldova 0.6%
Common Stocks
Beverages 0.6%
Purcari Wineries PLC* (Cost $1,389,509)	300,000	1,259,528

Netherlands 0.3%
Common Stocks
Hotels, Restaurants & Leisure 0.3%
DP Eurasia NV 144A* (Cost $906,929) (a)	346,853	580,306

	Shares	Value ($)
Kazakhstan 0.2%
Common Stocks
Metals & Mining 0.2%
Altyn PLC* (Cost $1,824,443)	50,000,000	394,590

Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 2.41% (Cost $12,757,331) (b)	12,757,331	12,757,331

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $153,970,591)	101.0	195,645,484
Other Assets and Liabilities, Net	(1.0)	(1,889,312)
Net Assets	100.0	193,756,172

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2019 are as follows:
Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c)
1,032,744	–	1,032,744(d)	–	–	700	–	–	–
Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 2.41% (b)
25,557,784	14,941,399	27,741,852	–	–	160,150	–	12,757,331	12,757,331
26,590,528	14,941,399	28,774,596	–	–	160,850	–	12,757,331	12,757,331

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		DP Eurasia serves customers in Turkey, Russia, Azerbaijan and Georgia.
(b)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)		Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A	:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	:	American Depositary Receipt
GDR	:	Global Depositary Receipt
PJSC	:	Public Joint Stock Company
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
Russia	$124,219,486	$—	$—	$124,219,486
Poland	24,595,954	—	—	24,595,954
Hungary	17,193,441	—	—	17,193,441
Czech Republic	6,762,820	—	—	6,762,820
Turkey	3,842,294	—	—	3,842,294
Cyprus	2,047,500	—	—	2,047,500
Austria	1,992,234	—	—	1,992,234
Moldova	1,259,528	—	—	1,259,528
Netherlands	580,306	—	—	580,306
Kazakhstan	394,590	—	—	394,590
Short-Term Instruments	12,757,331	—	—	12,757,331
Total	$195,645,484	$—	$—	$195,645,484

(e) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central and Eastern Europe Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019